Retirement Plans	6 Months Ended
Jul. 31, 2012
Retirement Plans
Retirement Plans

13. Retirement Plans

        The Company sponsors a 401(k) defined contribution plan (the "Retirement Plan") that covers substantially all employees. Participants may elect to defer a percentage of their salary, subject to annual limitations imposed by the Internal Revenue Code. The Company makes matching contributions at its discretion. The Company temporarily suspended matching contributions beginning in March 2009 and continuing through April 2010. Approximate matching contributions and other expenses related to the Retirement Plan were as follows (amounts in thousands):

Fiscal 2009	$1
Fiscal 2010	$333
Fiscal 2011	$534

        The Company also sponsors an executive nonqualified deferred compensation plan. Participants may elect to defer a percentage of their earned wages to the plan. The Company may, at its discretion, provide matching and profit-sharing contributions under this plan. The Company has not elected to make any discretionary contributions. The plan assets and related deferred compensation liability included in other assets and other noncurrent liabilities at February 1, 2011, January 31, 2012 and July 31, 2012, were approximately $1.1 million, $0.9 million and $1.0 million, respectively. The plan assets are held within a rabbi trust and are restricted from Company access.